General Information - Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries (Parentheticals) (Details)	9 Months Ended
Sep. 30, 2025
Schedule of Interests Held by Kyivstar Group in its Principal Subsidiaries [Line Items]
Subsidiary percentage	100.00%